SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
The partnership’s operations are organized into four operating segments which are regularly reviewed by the CODM for the purpose of allocating resources to the segment and to assess its performance. The CODM uses adjusted earnings from operations (“Adjusted EFO”) to assess performance and make resource allocation decisions. Adjusted EFO allows the CODM to evaluate the partnership’s segments on the basis of return on invested capital generated by its operations and to evaluate the performance of its segments on a levered basis. Adjusted EFO is calculated as net income and equity accounted income at the partnership’s economic ownership interest in consolidated subsidiaries and equity accounted investments, respectively, excluding the impact of depreciation and amortization expense, deferred income taxes, transaction costs, restructuring charges, unrealized revaluation gains or losses, impairment expenses or reversals and other income or expense items that are not directly related to revenue generating activities. The partnership’s economic ownership interest in consolidated subsidiaries excludes amounts attributable to non-controlling interests consistent with how the partnership determines net income attributable to non-controlling interests in its consolidated statements of operating results. In order to provide additional insight regarding the partnership’s operating performance over the lifecycle of an investment, Adjusted EFO includes the impact of preferred equity distributions and realized disposition gains or losses recorded in net income, other comprehensive income, or directly in equity, such as ownership changes. Adjusted EFO does not include legal and other provisions that may occur from time to time in the partnership’s operations and that are onetime or non-recurring and not directly tied to the partnership’s operations, such as those for litigation or contingencies. Adjusted EFO includes expected credit losses and bad debt allowances recorded in the normal course of the partnership’s operations.
Other income (expense), net in the partnership’s consolidated statements of operating results includes amounts that are not related to revenue generating activities, and are not normal, recurring operating income and expenses necessary for business operations. These include revaluation gains and losses, transaction costs, restructuring charges, stand-up costs and business separation expenses, gains or losses on debt extinguishments or modifications, gains or losses on dispositions of property, plant and equipment, non-recurring and one-time provisions that may occur from time to time at one of the partnership’s operations that are not reflective of normal operations, and other items. Other income (expense), net included within Adjusted EFO in the tables below corresponds to items of other income (expense), net at the partnership’s economic ownership interest that are considered by the partnership when evaluating operating performance and returns on invested capital generated by its businesses and may include realized revaluation gains and losses, realized gains or losses on the disposition of property, plant and equipment and other items. Refer to the footnotes to the tables below for additional details on items included therein.
Gain (loss) on acquisitions/dispositions, net in Adjusted EFO reflects the partnership’s economic ownership interest in the gains or losses on acquisitions/dispositions recognized during the period in the consolidated statements of operating results that are considered by the partnership when evaluating the performance and returns on invested capital generated by its businesses.
Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO corresponds to the partnership’s economic ownership interest in gains and losses recorded in the consolidated statements of changes in equity that have been realized through a completed disposition, including material realized disposition gains or losses that may be recorded in equity on the partial disposition of a subsidiary where the partnership retains control and through the sale of an investment in securities accounted for as financial assets measured at fair value with changes in fair value recorded in other comprehensive income.
The following tables provide each segment’s results at the partnership’s economic ownership interest, in the format that the CODM organizes reporting segments to make resource allocation decisions and assess performance. Amounts attributable to non-controlling interests are calculated based on the economic ownership interests held by non-controlling interests in consolidated subsidiaries. The tables below reconcile the partnership’s economic ownership interest in its consolidated results to the partnership’s consolidated statements of operating results.

	Year ended December 31, 2024
	Total attributable to Unitholders					Attributable to non-controlling interests	As per Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$8,154	$1,284	$4,033	$—	$13,471	$27,149	$40,620
Direct operating costs (2)	(7,256)	(770)	(2,727)	(11)	(10,764)	(20,915)	(31,679)
General and administrative expenses	(145)	(76)	(120)	(109)	(450)	(817)	(1,267)
Gain (loss) on acquisitions /dispositions, net (3)	142	—	81	—	223	469	692
Gain (loss) on acquisitions /dispositions, net recorded in equity (4)	10	—	73	—	83	14	97
Other income (expense), net (5)	75	15	4	—	94	105	199
Interest income (expense), net	(286)	(240)	(353)	(152)	(1,031)	(2,073)	(3,104)
Current income tax (expense) recovery	(89)	(16)	(96)	(7)	(208)	(438)	(646)
Preferred equity distributions	—	—	—	(52)	(52)	52	—
Equity accounted Adjusted EFO (6)	36	90	40	—	166	151	317
Adjusted EFO	641	287	935	(331)	1,532
Depreciation and amortization expense (2)(7)					(1,002)	(2,202)	(3,204)
Impairment reversal (expense), net					(311)	(670)	(981)
Gain (loss) on acquisitions / dispositions, net recorded in equity (4)					(83)	(14)	(97)
Other income (expense), net (5)					(407)	(365)	(772)
Deferred income tax (expense) recovery					327	620	947
Non-cash items attributable to equity accounted investments(6)					(165)	(62)	(227)
Net income (loss)					$(109)	$1,004	$895
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(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shareholders.
(2)The sum of these amounts equates to direct operating costs of $34,883 million as per the consolidated statements of operating results.
(3)Gain (loss) on acquisitions/dispositions, net in Adjusted EFO of $223 million represents the partnership’s economic ownership interest in gains of $87 million from the disposition of the partnership’s road fuels operation, $81 million from the disposition of the partnership’s Canadian aggregates production operation, $40 million from the deconsolidation of the partnership’s payment processing services operation, and $15 million from the disposition of the partnership’s real estate services operation. See Note 9 for further information.
(4)Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO of $83 million represents the partnership's economic ownership interest in gains of $73 million related to the disposition of public securities and $10 million from the redemption of a financial asset.
(5)The sum of these amounts equates to other income (expense), net of $(573) million as per the consolidated statements of operating results. Other income (expense), net at the partnership’s economic ownership interest that is included in Adjusted EFO of $94 million includes $50 million of other income related to a distribution at the partnership’s entertainment operation, $21 million of net gains on the sale of property, plant and equipment and other assets, $18 million of net revaluation gains, and $5 million of other income. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(407) million includes $251 million related to provisions recorded at the partnership’s construction operation, $105 million of provision for payment of a litigation settlement at our dealer software and technology services operation, $49 million of business separation expenses, stand-up costs and restructuring charges, $37 million of net unrealized revaluation gains, $23 million of transaction costs, $13 million of net gains on debt extinguishment/modification and $29 million of other expenses.
(6)The sum of these amounts equates to equity accounted income (loss), net of $90 million as per the consolidated statements of operating results.
(7)For the year ended December 31, 2024, depreciation and amortization expense by segment is as follows: business services $961 million, infrastructure services $888 million, industrials $1,355 million and corporate and other $nil.

	Year ended December 31, 2023
	Total attributable to Unitholders					Attributable to non-controlling interests	As per Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$9,261	$2,916	$4,458	$—	$16,635	$38,433	$55,068
Direct operating costs (2)	(8,246)	(2,087)	(3,532)	(16)	(13,881)	(32,548)	(46,429)
General and administrative expenses	(176)	(159)	(134)	(101)	(570)	(968)	(1,538)
Gain (loss) on acquisitions /dispositions, net (3)	155	1,717	42	—	1,914	2,390	4,304
Gain (loss) on acquisitions /dispositions, net recorded in equity (4)	21	—	106	—	127	267	394
Other income (expense), net (5)	—	16	3	—	19	32	51
Interest income (expense), net	(295)	(406)	(393)	(145)	(1,239)	(2,357)	(3,596)
Current income tax (expense) recovery	(127)	(36)	(98)	10	(251)	(524)	(775)
Preferred equity distributions	—	—	—	(83)	(83)	83	—
Equity accounted Adjusted EFO (6)	43	109	40	—	192	150	342
Adjusted EFO	636	2,070	492	(335)	2,863
Depreciation and amortization expense (2)(7)					(1,165)	(2,427)	(3,592)
Impairment reversal (expense), net					(268)	(563)	(831)
Gain (loss) on acquisitions /dispositions, net (3)					150	232	382
Gain (loss) on acquisitions / dispositions, net recorded in equity (4)					(127)	(267)	(394)
Other income (expense), net (5)					(238)	9	(229)
Deferred income tax (expense) recovery					338	492	830
Non-cash items attributable to equity accounted investments(6)					(148)	(62)	(210)
Net income (loss)					$1,405	$2,372	$3,777
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(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shareholders.
(2)The sum of these amounts equates to direct operating costs of $50,021 million as per the consolidated statements of operating results.
(3)The sum of these amounts equates to the gain (loss) on acquisitions/dispositions, net of $4,686 million as per the consolidated statements of operating results. Gain (loss) on acquisitions/dispositions, net in Adjusted EFO of $1,914 million represents the partnership’s economic ownership interest in gains of $1,711 million from the disposition of the partnership’s nuclear technology services operation, $67 million from the disposition of the partnership’s residential property management operation, $57 million from the partial disposition of the partnership’s technology services operation, $41 million from the disposition of the partnership’s automotive aftermarket parts remanufacturing operation, and $38 million related to other asset sales completed during the period. See Note 9 for further information.
(4)Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO of $127 million represents the partnership’s economic ownership interest in gains of $114 million related to the partial disposition of public securities, $15 million related to the sale of secured debentures, $9 million related to the partial disposition of the partnership’s graphite electrode operation and $11 million of realized losses related to the disposition of a financial asset at the partnership’s advance energy storage operation.
(5)The sum of these amounts equates to other income (expense), net of $(178) million as per the consolidated statements of operating results. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(238) million includes a $247 million loss recognized on the derecognition and subsequent fair value measurement of the partnership’s graphite electrode operation, $161 million of net gains on debt extinguishment/modification, $69 million of business separation expenses, stand-up costs and restructuring charges, $53 million of transaction costs, $14 million of net unrealized revaluation gains and $44 million of other expenses.
(6)The sum of these amounts equates to equity accounted income (loss), net of $132 million as per the consolidated statements of operating results.
(7)For the year ended December 31, 2023, depreciation and amortization expense by segment is as follows: business services $1,045 million, infrastructure services $1,174 million, industrials $1,373 million and corporate and other $nil.

	Year ended December 31, 2022
	Total attributable to Unitholders					Attributable to non-controlling interests	As per Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$9,562	$2,968	$4,591	$—	$17,121	$40,264	$57,385
Direct operating costs (2)	(8,830)	(2,089)	(3,666)	(28)	(14,613)	(35,274)	(49,887)
General and administrative expenses	(142)	(146)	(135)	(110)	(533)	(827)	(1,360)
Gain (loss) on acquisitions /dispositions, net (3)	9	—	7	—	16	12	28
Gain (loss) on acquisitions / dispositions, net recorded in equity (4)	19	—	33	—	52	61	113
Other income (expense), net (5)	2	2	2	—	6	19	25
Interest income (expense), net	(155)	(288)	(335)	(71)	(849)	(1,689)	(2,538)
Current income tax (expense) recovery (6)	(80)	(19)	(92)	58	(133)	(312)	(445)
Preferred equity distribution	—	—	—	(27)	(27)	27	—
Equity accounted Adjusted EFO (7)	42	85	68	—	195	119	314
Adjusted EFO	427	513	473	(178)	1,235
Depreciation and amortization expense (2)(8)					(1,051)	(2,172)	(3,223)
Impairment reversal (expense), net					34	(25)	9
Gain (loss) on acquisitions / dispositions, net recorded in equity (4)					(52)	(61)	(113)
Current income tax (expense) recovery (6)					(4)	(9)	(13)
Other income (expense), net (5)					(258)	(425)	(683)
Deferred income tax (expense) recovery					306	471	777
Non-cash items attributable to equity accounted investments (7)					(112)	(37)	(149)
Net income (loss)					$98	$142	$240
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(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shareholders.
(2)The sum of these amounts equates to direct operating costs of $53,110 million as per the consolidated statements of operating results.
(3)The sum of these amounts equates to the gain (loss) on acquisitions/dispositions, net of $28 million as per the consolidated statements of operating results. Gain (loss) on acquisitions/dispositions, net in Adjusted EFO of $16 million represents the partnership’s economic ownership interest in gains on dispositions of $9 million related to the sale of the partnership’s digital cloud services and $7 million related to the partial disposition of public securities.
(4)Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO of $52 million represents the partnership’s economic ownership interest in gains on dispositions of which $33 million related to the partial disposition of public securities and $19 million related to the disposition of a financial asset measured at FVOCI.
(5)The sum of these amounts equates to other income (expense), net of $(658) million as per the consolidated statements of operating results. Other income (expense), net in Adjusted EFO of $6 million includes $15 million of net gains on the sale of property, plant and equipment and $9 million of realized net revaluation losses. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(258) million includes $76 million of unrealized net revaluation losses, $108 million of business separation expenses, stand-up costs and restructuring charges, $68 million of transaction costs and $6 million of other expenses.
(6)The sum of these amounts equates to current income tax (expense) recovery of $(458) million as per the consolidated statements of operating results.
(7)The sum of these amounts equates to equity accounted income (loss), net of $165 million as per the consolidated statements of operating results.
(8)For the year ended December 31, 2022, depreciation and amortization expense by segment is as follows: business services $684 million, infrastructure services $1,220 million, industrials $1,319 million and corporate and other $nil.
Segment Assets
For the purpose of monitoring segment performance and allocating resources between segments, the CODM monitors the assets, including investments accounted for using the equity method, attributable to each segment.
The following table summarizes the partnership’s total assets by reportable operating segment as at December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
Total assets
Business services	$31,583	$38,066
Infrastructure services	17,489	17,180
Industrials	26,097	26,822
Corporate and other	305	317
Total	$75,474	$82,385
The following table summarizes the partnership’s total non-current assets by geography as at December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
United States	$21,001	$20,507
Europe	10,546	12,620
Australia	9,426	11,595
Brazil	6,358	7,749
Canada	5,653	6,560
United Kingdom	2,394	2,824
Mexico	2,345	2,467
Other	2,412	3,178
Total non-current assets	$60,135	$67,500